Note 7 - Property and Equipment, Net (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Depreciation	$ 3,000	$ 8,000	$ 11,291	$ 27,784	$ 33,023	$ 149,840